Goodwill And Intangible Assets (Schedule Of Goodwill And Intangible Assets) (Details) - USD ($) $ in Thousands	Jan. 31, 2015	Feb. 01, 2014
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 185,868	$ 121,003
Accumulated amortization	(65,235)	(61,284)
Total intangible assets, net	120,633	59,719
Goodwill	13,954	13,954
Goodwill and intangible assets, net	134,587	73,673
Famous Footwear [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	2,800	3,000
Brand Portfolio [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	183,068	118,003
Goodwill	$ 13,954	$ 13,954